Accounts Receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2022	2021
Accounts receivable, gross	$7,429,904	$5,009,547
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$7,429,904	$5,009,547

As of December 31, 2022, accounts receivable due from Weichai LOVOL Heavy Industry Co. Ltd (“LOVOL”) recorded at approximately RMB13.5 million (or $2.0 million), was pledged as collaterals to secure the factoring loan with recourse with Shandong Heavy Industry Finance (see Note 9).